Segment Information - Summary of Operating Segments Disclosures - Consolidated Income Statement Data (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 27,587	$ 28,132	[1]	$ 27,449	[1]
Group operating profit	2,263	2,793	[1]	2,446	[1]
Profit/(loss) on disposals	9	(189)		(121)
Finance costs less income	(389)	(365)		(360)
Other financial expense	(101)	(125)	[1]	(54)	[1]
Share of equity accounted investments' (loss)/profit	(118)	67	[1]	57	[1]
Profit before tax from continuing operations	1,664	2,181	[1]	1,968	[1]
Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	27,587	28,132		27,449
Group EBITDA	4,630	4,478		3,799
Depreciation, amortisation and impairment	2,367	1,685		1,353
Group operating profit	2,263	2,793		2,446
Profit/(loss) on disposals	9	(189)		(121)
Other financial expense	(101)	(125)		(54)
Continuing and Discontinued Operations [member]
Disclosure of operating segments [line items]
Revenue	27,587	31,689		31,648
Group EBITDA	4,630	4,702		3,969
Depreciation, amortisation and impairment	2,367	1,796		1,403
Group operating profit	2,263	2,906		2,566
Europe materials [member]
Disclosure of operating segments [line items]
Profit/(loss) on disposals	(12)	(283)		6
Share of equity accounted investments' (loss)/profit	(148)	14		21
Europe materials [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	9,141	9,509		9,498
Group EBITDA	1,055	1,208		1,106
Depreciation, amortisation and impairment	1,245	586		531
Group operating profit	(190)	622		575
Americas Materials [member]
Disclosure of operating segments [line items]
Profit/(loss) on disposals	8	(2)		57
Share of equity accounted investments' (loss)/profit	34	43		30
Americas Materials [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	11,273	11,626		10,572
Group EBITDA	2,405	2,194		1,763
Depreciation, amortisation and impairment	774	771		571
Group operating profit	1,631	1,423		1,192
Building Products [member]
Disclosure of operating segments [line items]
Profit/(loss) on disposals	13	96		(184)
Share of equity accounted investments' (loss)/profit	(4)	10		6
Building Products [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	7,173	6,997		7,379
Group EBITDA	1,170	1,076		930
Depreciation, amortisation and impairment	348	328		251
Group operating profit	$ 822	748		679
Europe Distribution [member] | Discontinued operations [member]
Disclosure of operating segments [line items]
Revenue		3,557		4,191
Group EBITDA		224		176
Depreciation, amortisation and impairment		111		50
Group operating profit		$ 113		126
Americas Distribution [member] | Discontinued operations [member]
Disclosure of operating segments [line items]
Revenue				8
Group EBITDA				(6)
Group operating profit				$ (6)

[1]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.